Bank Loans, Current and Non Current	12 Months Ended
Dec. 31, 2023
Bank Loans, Current and Non Current [Abstract]
BANK LOANS, CURRENT AND NON CURRENT

9. BANK LOANS, CURRENT AND NON CURRENT

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2023 and 2022, bank loans consisted of the following:

	December 31, 2023	December 31, 2022
Short-term bank loans:
Loan from China Merchants Bank	$2,103	$2,144
Loan from Xiamen International Bank	2,113	431
Loan from Bank of Beijing	-	1,139
Loan from Huaxia Bank	-	707
	$4,216	$4,421
Long-term bank loans:
Loan from China Construction Bank	$1,408	$-
	$1,408	$-

Short-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with two banks, pursuant to the Company borrowed an aggregate of $4,660 from the banks with maturity dates due in February 2024 through May 2024. The loan bore per annum interest rates ranging between 4.50% and 6.00%. For the year ended December 31, 2023, the Company also repaid an aggregate of $4,802 to four banks.

For the year ended December 31, 2022, the Company entered into loan agreements with four banks, pursuant to the Company borrowed an aggregate of $6,096 from the banks with maturity dates due in February 2023 through May 2023. The loan bore per annum interest rates ranging between 3.65% and 6.00%. For the year ended December 31, 2022, the Company also repaid an aggregate of $6,244 to four banks.

For the year ended December 31, 2021, the Company entered into loan agreements with four banks, pursuant to the Company borrowed an aggregate of $5,114 from the banks with maturity dates due in March 2022 through November 2022. The loan bore per annum interest rates ranging between 3.80% and 6.09%. For the year ended December 31, 2021, the Company also repaid an aggregate of $6,818 to four banks.

Long-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with one bank, pursuant to the Company borrowed a three-year bank borrowing of $1,412 from the banks with maturity date due in September 2026. The loan bore an interest rates of 3.95% per annum.

Guarantee information

As of December 31, 2023, the guarantee information for bank borrowings were as below:

The loan from China Merchants Bank was guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

The loans from Xiamen International Bank were guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors.